Consolidated Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–112.91%(b)(c)
Aerospace & Defense–4.27%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	12/06/2025		$ 164	$ 166,138
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) Acquired 08/19/2015-03/29/2019; Cost $1,154,045(d)	5.45%	08/11/2022		1,158	1,156,488
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.61%	06/28/2024		1,139	1,140,959
IAP Worldwide Services, Inc.
First Lien Revolver Loan (Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)(e)	1.44%	07/18/2021		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,704,660)(d)	8.61%	07/18/2021		1,810	1,809,933
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.85%	10/04/2024		4,814	4,291,970
NAC Aviation 8 Ltd. (Ireland), Term Loan (1 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017; Cost $1,897,493)(d)	6.77%	12/31/2020		3,362	3,362,173
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(d)	6.96%	04/29/2024		1,619	1,614,925
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	05/31/2025		1,324	1,324,365
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/20/2018-06/06/2019; Cost $3,235,013)(d)	5.95%	11/21/2025		3,299	3,307,638
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.20%	05/30/2025		7,766	7,767,470
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.20%	06/09/2023		1,219	1,220,738
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.20%	08/22/2024		1,078	1,078,489
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	03/08/2025		805	792,612
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	02/28/2021		2,653	2,654,938
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/06/2018-04/04/2019; Cost $1,308,711)(d)	7.36%	02/12/2024		2,092	2,091,554
					35,574,727
Air Transport–2.64%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	06/27/2025		23	22,931
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.77%	12/14/2023		691	691,752
Etraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	561	621,760
Gol LuxCo S.A. (Luxembourg), Term Loan (Acquired 08/19/2015-06/04/2019; Cost $3,860,218)	6.50%	08/31/2020		3,881	3,934,278
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Air Transport–(continued)
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $159,702)(d)	6.64%	12/01/2021		$ 147	$ 145,258
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $185,105)(d)	6.63%	12/01/2021		170	168,364
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $156,327)(d)	6.63%	12/01/2021		144	142,189
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $200,073)(d)	6.63%	03/01/2022		186	183,812
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $182,051)(d)	6.63%	03/01/2022		169	167,255
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $207,034)(d)	6.63%	09/01/2022		195	193,125
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $212,866)(d)	6.63%	09/01/2022		201	198,566
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $234,250)(d)	6.63%	09/01/2022		221	218,513
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $221,808)(d)	6.63%	09/01/2022		209	206,907
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (Acquired 05/09/2019; Cost $2,914,100)(d)	9.50%	05/09/2024		2,973	2,914,100
Term Loan (Acquired 05/09/2019; Cost $8,742,299)(d)	7.49%	05/09/2024		8,898	8,720,443
WestJet Airlines Ltd. (Canada), Term Loan B (f)	—	08/07/2026		3,440	3,463,964
					21,993,217
Automotive–5.67%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.54%	03/29/2026			14	14,029
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	04/06/2024			1,733	1,705,852
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	7.45%	05/22/2025			2,238	2,137,005
BCA Marketplace PLC (United Kingdom)
Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.55%	09/24/2026	GBP		601	780,189
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	09/24/2026	EUR		440	486,550
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.16%	05/19/2023			860	759,064
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR		183	200,613
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.60%	09/27/2025			617	607,374
IAA Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.00%	06/29/2026			1,216	1,223,681
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (e)	3.44%	03/20/2025			270	256,274
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	03/20/2025			2,126	2,014,779
Muth Mirror Systems, LLC
Revolver Loan (Acquired 04/23/2019; Cost $1,492,344)(d)	0.05%	04/23/2025			1,523	1,492,345
Term Loan (Acquired 04/23/2019; Cost $18,094,675)(d)	7.39%	04/23/2025			18,372	18,004,202
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR		1,294	1,431,007
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	04/30/2026			2,615	2,618,749
Project Boost Purchaser, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	06/01/2026			1,585	1,572,346
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	05/22/2024			1,306	1,241,051
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	10/01/2025			4,802	4,604,225
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $150,363)(d)	8.10%	10/02/2023		$ 150	$ 136,486
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $969,056)(d)	8.11%	01/01/2024		820	643,939
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	06/30/2022		1,350	1,343,634
Transtar Holding Co.
Delayed Draw Term Loan (e)	0.00%	04/11/2022		160	159,876
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $1,820,969)(d)	6.02%	04/11/2022		1,824	1,796,493
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2019; Cost $607,622)(d)(g)	7.75%	04/11/2022		669	669,318
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/05/2026		361	363,284
Winter Park Intermediate, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	04/04/2025		1,028	1,013,207
					47,275,572
Beverage & Tobacco–0.77%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			964	927,971
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			2,761	2,671,342
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	12/13/2023			345	337,869
Term Loan (3 mo. USD LIBOR + 4.25%)	6.36%	12/13/2023			1,909	1,867,826
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	03/20/2024			674	640,877
						6,445,885
Building & Development–1.86%
Advanced Drainage Systems, Inc., Term Loan (f)	—	09/30/2026			994	1,002,119
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	01/15/2027			3,591	3,591,135
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/02/2025			44	43,921
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.61%	06/02/2025			65	63,668
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	06/03/2024			498	488,560
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR		268	298,648
Foncia Groupe S.A.S. (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.25%	09/07/2023	EUR		617	679,345
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan B (f)	—	07/04/2024	EUR		539	592,265
Quimper AB (Sweden)
Second Lien Term Loan (3 mo. EURIBOR + 8.25%) (Acquired 03/01/2019-03/07/2019; Cost $542,047)	8.25%	02/13/2027	EUR		487	518,031
Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 03/04/2019; Cost $1,326,795)	4.25%	02/16/2026	EUR		1,233	1,355,483
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	12/15/2023			2,046	2,051,047
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.96%	02/08/2025			3,632	3,516,400
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	07/24/2024			1,369	1,338,215
						15,538,837
Business Equipment & Services–9.23%
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	06/30/2022			1,346	1,135,546
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.66%	03/20/2025			479	480,166
Asurion LLC, Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.70%	11/03/2023			355	355,385
AVS Group GmbH (Germany), Term Loan B (f)	—	07/17/2026	EUR		285	316,816
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.81%	06/15/2026			340	340,206
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	4.70%	05/22/2024			1,471	1,478,558
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.24%	06/21/2024			1,104	1,083,731
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	10/30/2026			1,107	1,112,840
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Cast & Crew Payroll, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.71%	02/09/2026		$ 271	$ 272,864
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.72% Cash Rate (g)	9.50%	08/15/2023		509	215,145
Term Loan (1 mo. USD LIBOR + 7.50%)	9.22%	02/15/2023		390	310,619
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.28%	08/08/2025		388	369,183
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.01%	08/08/2026		106	102,885
Crossmark Holdings, Inc., Term Loan (1 mo. USD LIBOR + 10.00%)(d)	12.11%	07/26/2023		379	362,368
Dream Secured Bondco AB (Sweden), Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	416	460,752
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (f)	—	08/02/2024		644	646,837
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	6.66%	10/30/2026		1,922	1,918,667
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	04/16/2025		1,401	1,311,309
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	10.70%	04/16/2026		520	454,103
Holding Socotec (France), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	07/27/2024	EUR	589	652,114
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	12/21/2024	EUR	2,262	2,513,144
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%) (Acquired 07/28/2017; Cost $1,043,151)	5.54%	06/23/2024	GBP	801	1,033,866
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%) (Acquired 03/05/2019; Cost $1,610,935)(d)	6.60%	03/05/2026		1,623	1,598,782
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/05/2019; Cost $1,071,489)(d)	10.61%	03/05/2027		1,105	1,101,866
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	6.06%	11/21/2024		856	804,456
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	01/02/2026		1,107	1,101,605
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.50%)	4.00%	09/15/2026		1,414	1,424,638
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021		365	345,119
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021		4,026	3,800,441
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	04/25/2025		2,752	2,765,326
Kronos, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.91%	11/01/2023		395	394,988
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.34%	03/13/2025		20	20,295
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	11/21/2024		584	584,836
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.61%	03/29/2024		4,571	3,988,304
Term Loan (1 mo. USD LIBOR + 5.00%) (Acquired 06/27/2019; Cost $2,595,907)	7.11%	08/30/2024		5,209	5,215,215
On Assignment, Inc., Term Loan B-2 (f)	—	04/02/2025		120	120,788
Outfront Media Capital LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	3.51%	11/18/2026		1,921	1,928,191
Prime Security Services Borrower, LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.04%	09/23/2026		3,822	3,787,048
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.71%	01/29/2025		861	848,856
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.70%	11/08/2024		686	687,323
Refinitiv US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	10/01/2025		2,983	3,005,112
Sector Alarm Holding A.S. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	06/04/2026	EUR	515	572,751
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	3.50%	10/30/2026		1,127	1,131,419
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	10/30/2023		2,190	1,716,075
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.25%	11/14/2022		7,653	7,490,138
Techem GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	07/31/2025	EUR	333	369,263
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/01/2024		0	286
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.93%	02/14/2020		551	536,208
Trans Union LLC, Term Loan B-5 (f)	—	11/16/2026		6,037	6,051,586
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	05/30/2026		1,269	1,162,912
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	5.60%	05/21/2026		$ 1,749	$ 1,758,187
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.95%	05/16/2022		579	564,963
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.95%	05/16/2022		117	114,409
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.43%	10/10/2024		2,097	1,677,341
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.93%	10/10/2024		2,093	1,702,683
WowMidco SAS (France)
Term Loan B (2 mo. EURIBOR + 3.50%)	3.50%	08/02/2026	EUR	1,037	1,147,899
Term Loan B (3 mo. USD LIBOR + 4.75%)	5.51%	08/08/2026	GBP	391	505,417
					76,951,830
Cable & Satellite Television–4.80%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	4.70%	07/15/2025		815	796,930
Term Loan (1 mo. USD LIBOR + 2.75%)	4.47%	01/31/2026		925	904,179
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/03/2025		4,138	4,152,705
Charter Communications Operating, LLC
Term Loan B-1 (f)	—	04/30/2025		202	202,637
Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	3.45%	02/01/2027		454	457,026
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.33%	04/15/2027		1,875	1,881,072
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	3.34%	02/15/2024		907	912,938
Numericable-SFR S.A. (France)
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.45%	01/31/2026		6,114	6,056,773
Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	5.76%	08/14/2026		5,228	5,203,736
Telenet Financing USD LLC
Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.02%	08/15/2026		1,281	1,282,597
Term Loan AO (6 mo. EURIBOR + 2.50%)	2.50%	12/15/2027	EUR	0	1
Virgin Media Bristol LLC (United Kingdom)
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	01/15/2029	EUR	767	845,909
Term Loan N (1 mo. USD LIBOR + 2.50%)	4.27%	01/31/2028		10,059	10,075,455
Ziggo Secured Finance Partnership
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.27%	04/15/2025		6,294	6,291,596
Term Loan H (3 mo. EURIBOR + 3.00%)	3.00%	01/15/2029	EUR	871	956,709
					40,020,263
Chemicals & Plastics–3.83%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	01/31/2024		139	137,585
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	7.36%	08/27/2026		4,133	4,151,152
Avantor, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	4.70%	11/21/2024		58	58,455
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	05/16/2024		525	526,119
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/16/2024		244	241,788
Chemours Co. (The), Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/03/2025		85	80,574
Encapsys, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	11/07/2024		7	7,527
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024		567	565,176
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024		555	553,151
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.43%	08/07/2024		599	600,108
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	418	460,007
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	06/26/2026		1,391	1,396,663
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	3.70%	03/31/2024		167	166,529
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.93%	03/28/2025		$ 834	$ 827,728
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	8.68%	03/30/2026		522	487,099
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 01/26/2018; Cost $201,846)	8.70%	01/31/2026		203	162,288
Term Loan (1 mo. USD LIBOR + 3.25%) (Acquired 01/26/2018-07/30/2019; Cost $611,900)	4.95%	01/31/2025		618	543,501
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.60%	10/01/2025		7,224	7,251,268
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	5.44%	11/14/2025		1,065	1,072,849
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.56%	10/14/2024		1,623	1,626,366
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	233	247,033
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.86%	02/27/2026		650	615,608
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.39%	11/20/2023		1,671	1,608,284
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.01%	10/01/2025		6,954	6,902,047
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.88%	08/07/2020		981	980,515
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.61%	09/23/2024		652	651,736
Univar, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	07/01/2024		0	121
					31,921,277
Clothing & Textiles–0.81%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/27/2024			1,564	1,564,271
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/29/2025			1,410	1,411,216
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	05/01/2024			877	701,140
Kontoor Brands, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.00%	05/17/2026			628	629,908
Mascot Bidco Oy (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		1,087	1,198,685
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	04/25/2025			854	848,100
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	12/16/2024			383	364,270
						6,717,590
Conglomerates–0.46%
CTC AcquiCo GmbH (Germany), Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR		566	619,214
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	06/27/2024			760	758,939
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	02/03/2025			1,846	1,770,849
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.52%	02/03/2025			399	386,751
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.52%	02/02/2026			264	256,852
						3,792,605
Containers & Glass Products–3.56%
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	4.78%	11/07/2025			1,538	1,510,824
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.11%	11/07/2025			990	970,630
Berry Global, Inc.
Term Loan U (1 mo. USD LIBOR + 2.50%)	4.26%	07/01/2026			11,679	11,742,877
Term Loan V (1 mo. EURIBOR + 2.50%)	2.50%	05/17/2026	EUR		285	316,711
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.23%	04/03/2024			323	317,357
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	05/22/2024			166	164,613
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	06/26/2026			957	959,765
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%) (Acquired 03/24/2017; Cost $3,098,684)(d)	6.26%	03/21/2024			3,138	3,075,149
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.35%	06/29/2025		$ 3,627	$ 3,526,222
Term Loan (3 mo. USD LIBOR + 3.00%)	5.09%	12/29/2023		33	31,642
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.05%	10/19/2023		2,422	2,349,448
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.56%	10/21/2024		203	186,783
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.70%	11/21/2023		2,031	1,997,645
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	390	358,810
Term Loan (1 mo. USD LIBOR + 4.25%)	6.18%	06/30/2022		393	324,336
Refresco Group, N.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	247	273,926
Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	5.16%	03/28/2025		804	805,929
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	5.86%	11/30/2023		130	128,232
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.70%	10/17/2024		443	420,969
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.25%	10/17/2024	EUR	207	217,736
					29,679,604
Cosmetics & Toiletries–1.24%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/26/2024			3,200	2,991,119
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/26/2025			1,336	1,148,757
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.68%	08/11/2025			695	584,048
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	04/05/2025			5,121	4,986,909
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.16%	06/30/2024			218	215,962
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.70%	01/26/2024			80	80,133
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR		287	296,181
						10,303,109
Drugs–1.67%
Bausch Health Americas, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.52%	11/27/2025			3,911	3,930,278
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.00%	04/29/2024			4,121	3,811,592
Grifols Worldwide Operations USA, Inc.
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.77%	11/15/2027			583	586,687
Term Loan B (1 mo. USD LIBOR + 2.25%)	3.86%	11/15/2027			748	753,497
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	4.76%	06/02/2025			4,823	4,849,633
						13,931,687
Ecological Services & Equipment–1.19%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.85%	11/10/2023			2,152	2,159,525
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.86%	05/11/2025			1,165	1,100,406
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/30/2025			4,961	4,914,684
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 03/16/2018; Cost $484,343)	5.20%	03/20/2025			141	140,686
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/16/2018; Cost $407,540)(d)	9.45%	03/20/2026			146	131,602
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/06/2026			934	931,371
US Ecology, Inc., Term Loan (f)	—	08/14/2026			497	501,284
						9,879,558
Electronics & Electrical–12.45%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.11%	09/19/2025			77	78,027
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Barracuda Networks, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	5.16%	02/12/2025		$ 141	$ 141,623
Boxer Parent Co., Inc.
Term Loan (f)	—	10/02/2025		1,262	1,217,219
Term Loan (f)	—	10/02/2025	EUR	225	247,564
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.93%	04/18/2025		882	853,506
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	4.86%	06/16/2023		5,570	5,578,749
Carbonite, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	5.68%	03/26/2026		1,171	1,174,724
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	04/06/2026		6,868	6,836,304
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	3.48%	03/13/2024		355	356,301
Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.71%	09/12/2025		1,720	1,732,010
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	6.56%	04/30/2022		590	569,968
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.00%	08/31/2022		2,682	2,788,217
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	742	757,951
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.56%	11/06/2023		1,925	1,800,196
Dynatrace LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.45%	08/22/2025		808	811,820
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.06%	12/17/2025		4,154	4,177,058
ETA Australia Holdings III Pty. Ltd. (Australia), Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.70%	05/06/2026		1,450	1,457,653
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	2,248	2,427,666
Finastra USA, Inc. (United Kingdom)
First Lien Term Loan (6 mo. EURIBOR + 3.00%)	4.00%	06/13/2024	EUR	1,511	1,660,862
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024		16	15,620
Go Daddy Operating Company, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.45%	02/15/2024		1,095	1,100,655
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	07/07/2025		369	374,647
IGT Holding IV AB (Sweden)
Term Loan B (f)	—	07/26/2024	EUR	481	531,016
Term Loan B (3 mo. USD LIBOR + 3.50%)	6.11%	07/26/2024		1,368	1,355,700
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.74%	01/11/2027		841	768,264
Term Loan (1 mo. USD LIBOR + 4.00%)	5.99%	01/10/2026		292	281,349
ION Corporates
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	1,175	1,281,333
Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	10/02/2025		611	605,491
MA Finance Co., LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.95%	11/19/2021		287	287,023
Marcel Bidco LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.95%	03/11/2025		361	356,931
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.91%	05/08/2025		3,043	2,966,516
McAfee, LLC, Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	1,505	1,664,981
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.71%	05/29/2025		1,675	1,679,115
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.11%	03/06/2026		464	466,009
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	07/05/2023		801	799,582
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	04/29/2026		2,281	2,201,053
NCR Corp., Term Loan B (f)	—	08/28/2026		3,887	3,895,821
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.20%	08/08/2024		2,871	2,698,636
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.20%	08/08/2024		1,000	980,686
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.86%	03/23/2025		514	509,824
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.95%	01/31/2025		548	340,170
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	02/01/2024		2,371	1,964,383
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	07/02/2025		3,999	3,799,881
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.01%	01/02/2025		1,951	1,939,153
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	6.45%	07/07/2023		$ 1,149	$ 1,146,780
Term Loan (6 mo. USD LIBOR + 4.50%)	6.70%	07/07/2023		1,083	1,084,936
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	05/16/2025		5,780	5,758,203
Renaissance Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	05/30/2025		0	1
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	05/29/2026		349	326,596
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.36%	10/25/2025		649	647,159
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	04/24/2022		5,668	4,533,104
RP Crown Parent, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.45%	10/12/2023		637	638,738
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	10/31/2025		1,849	1,821,495
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	9.70%	11/02/2026		271	260,123
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	10/31/2025		1,215	1,216,573
Severin Acquisition, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.14%	08/01/2025		39	38,505
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.40%	05/16/2025		370	356,246
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		2,683	2,704,598
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		1,747	1,760,574
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		2,466	2,481,158
Sybil Software LLC
Term Loan (3 mo. EURIBOR + 2.25%)	2.25%	09/29/2023	EUR	648	719,437
Term Loan (3 mo. USD LIBOR + 2.25%)	4.36%	09/29/2023		1,552	1,565,039
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.28%	09/28/2024		2,481	2,490,598
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	05/04/2026		4,195	4,220,535
Verint Systems, Inc., Term Loan (2 mo. USD LIBOR + 2.00%)	3.84%	06/29/2024		854	859,626
Veritas US, Inc., Term Loan (f)	—	01/27/2023	EUR	170	180,791
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.20%	12/01/2023		1,450	1,420,470
					103,762,542
Equipment Leasing–0.02%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	10/31/2025			182	182,736
Financial Intermediaries–1.11%
Edelman Financial Center, LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.97%	07/19/2025			213	212,767
Evergood 4 APS (Denmark)
Term Loan B-1-E (3 mo. EURIBOR + 3.25%)	3.25%	02/06/2025	EUR		398	434,419
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		543	600,255
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	3.71%	03/22/2024			1,267	1,130,679
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	11/12/2026			2,159	2,168,832
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.70%	06/30/2023			3,481	3,045,435
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		552	589,195
Stiphout Finance LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	10/26/2022			1,093	1,067,149
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.96%	10/26/2023			22	21,356
						9,270,087
Food & Drug Retailers–0.03%
Albertsons Cos., Inc., Term Loan B-8 (1 mo. USD LIBOR + 2.75%)	4.45%	08/17/2026			250	252,052
Food Products–4.16%
8th Avenue Food & Provisions, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.51%	10/01/2026			656	649,219
Arnott’s Biscuits Ltd., Term Loan (f)	—	10/16/2026			1,754	1,757,259
B&G Foods, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	09/16/2026			619	624,345
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.03%	07/03/2020		$ 2,810	$ 2,695,923
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	5.70%	05/23/2025		133	124,680
Term Loan (1 mo. USD LIBOR + 3.69%)	5.39%	05/23/2025		4,940	4,597,488
Hostess Brands, LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	4.04%	08/03/2025		1,120	1,119,935
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.81%	11/01/2025		1,287	1,294,283
JBS USA Lux S.A., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.20%	05/01/2026		7,988	8,051,236
Manna Pro Products, LLC
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $434,747)(d)(e)	0.00%	12/08/2023		439	434,746
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $1,471,477)(d)	7.70%	12/08/2023		1,482	1,466,800
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 04/19/2018; Cost $681,250)	4.95%	05/01/2025		681	682,936
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.02%	05/15/2024		1,597	1,600,540
Shearer’s Foods, LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	06/30/2022		210	208,154
Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	03/31/2022		2,396	2,396,767
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	10/22/2025		8,450	7,001,824
					34,706,135
Food Service–4.71%
Aramark Services, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.45%	03/11/2025			8	7,987
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	03/20/2025			672	640,298
EG Finco Ltd. (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.10%	02/06/2025			776	757,513
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		1,076	1,160,922
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.11%	02/06/2025			610	595,395
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	07/20/2025			1,730	1,652,071
New Red Finance, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.04%	11/19/2026			7,435	7,442,835
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.45%	11/14/2026			15,649	15,664,722
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.43%	04/19/2024			1,137	571,420
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.43%	04/18/2025			300	38,549
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.20%	10/01/2026			660	653,781
TMK Hawk Parent, Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.27%	09/26/2024			1,389	1,122,024
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.69%	08/15/2026			1,784	1,791,008
Term Loan (1 mo. USD LIBOR + 1.75%)	3.54%	06/27/2023			5,681	5,697,486
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	6.86%	11/29/2024			1,432	1,435,238
						39,231,249
Forest Products–0.00%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	04/06/2024			9	9,027
Health Care–4.67%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.20%	02/11/2022			849	851,655
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	02/16/2023			2,674	2,682,690
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (f)	—	09/30/2025	EUR		667	712,394
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.40%	02/11/2026			2,258	2,260,102
Biogroup-LCD (France), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		321	355,574
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR		266	296,808
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Curie Merger Sub, LLC, Term Loan (d)(f)	—	10/29/2026		$ 330	$ 330,050
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.20%	06/08/2026		936	927,154
Explorer Holdings, Inc.
Term Loan (3 mo. USD LIBOR + 3.75%)	5.86%	05/02/2023		1,302	1,300,559
Term Loan B (f)	—	11/20/2026		3,304	3,290,633
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.63%	03/05/2026		70	67,827
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	1,990	2,206,046
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.36%	06/28/2024		158	156,195
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.27%	10/27/2022		80	80,802
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	08/06/2026		2,601	2,561,074
Heartland Dental, LLC
Delayed Draw Term Loan (e)	0.00%	04/30/2025		3	3,137
Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	04/30/2025		146	142,533
IQVIA, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.10%	01/17/2025		345	346,671
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	1,535	1,681,233
MED ParentCo., L.P.
Delayed Draw Term Loan (e)	6.05%	08/02/2026		46	45,473
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.95%	08/02/2027		265	262,854
Nidda Healthcare Holding AG (Germany), Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP	229	298,948
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.31%	06/30/2025		1,902	1,880,679
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	2,491	1,986,576
Sunshine Luxembourg VII S.a.r.l. (Switzerland)
Term Loan (3 mo. USD LIBOR + 4.25%)	6.35%	07/23/2026		5,383	5,409,077
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	10/01/2026	EUR	864	955,919
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	09/02/2024		28	27,334
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	08/01/2024		120	120,813
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/01/2026	EUR	1,681	1,860,201
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	02/06/2024		980	698,710
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	890	985,717
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	487	541,699
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)(e)	0.00%	04/01/2021	EUR	943	1,032,758
Upstream Newco, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.20%	10/22/2026		833	835,683
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	08/27/2025		1,699	1,704,671
					38,900,249
Home Furnishings–1.13%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	02/05/2024			1,148	1,136,640
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.71%	09/29/2024			1,336	1,307,332
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/05/2024			542	534,681
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		509	451,729
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)(d)	5.20%	02/28/2025			697	686,223
Serta Simmons Bedding, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.26%	11/08/2023			2,505	1,480,034
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.72%	11/08/2024			1,960	586,354
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	06/15/2025			1,371	1,354,175
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.95%	09/25/2024			1,570	1,476,232
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.21%	09/25/2025			464	429,039
						9,442,439
Industrial Equipment–2.14%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	04/28/2025			333	321,224
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	160	$ 170,628
Clark Equipment Co.
Term Loan (f)	—	05/18/2024		$ 229	229,433
Term Loan B (3 mo. USD LIBOR + 2.00%)	4.10%	05/18/2024		2,661	2,665,496
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	4.60%	01/31/2024		502	504,508
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.47%	06/27/2026		991	942,920
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.50%	04/16/2026		543	542,182
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	08/29/2023		77	77,016
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.36%	07/19/2024		639	639,131
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.10%	07/19/2024		1,126	1,108,203
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.36%	07/18/2025		1,155	1,143,271
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.45%	07/30/2024		1,581	1,588,522
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.53%	05/31/2023		410	412,186
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	4.11%	07/02/2025		2,315	2,320,978
MX Holdings US, Inc., Term Loan B-1C (1 mo. USD LIBOR + 3.00%)	4.45%	07/31/2025		1,596	1,605,627
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	6.10%	03/08/2025		580	478,975
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.61%	11/27/2020		1,565	1,299,561
Rexnord LLC/RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	08/21/2024		8	8,575
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	5.00%	02/28/2025		949	842,099
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	9.75%	02/28/2026		535	441,039
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.59%	01/31/2024		475	477,675
					17,819,249
Insurance–0.75%
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	08/16/2025			456	458,083
Hub International Ltd., Incremental Term Loan (f)	—	04/25/2025			2,007	2,014,783
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	5.10%	05/16/2024			2,560	2,532,593
Term Loan (f)	—	11/30/2026			1,211	1,212,791
						6,218,250
Leisure Goods, Activities & Movies–3.79%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	02/01/2024			10,474	10,430,371
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	10/19/2023			3,264	3,160,280
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.26%	01/04/2026			1,135	1,148,198
Crown Finance US, Inc.
Term Loan (1 mo. USD LIBOR + 2.25%)	3.95%	02/28/2025			7,053	7,038,755
Term Loan (f)	—	09/20/2026			1,787	1,787,121
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.53%	11/08/2023			1,625	1,465,843
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.20%	04/12/2024			946	933,306
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		684	753,666
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		410	451,790
Live Nation Entertainment, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.56%	10/19/2026			183	183,799
Merlin Entertainments PLC (United Kingdom)
Term Loan B (f)	—	10/16/2026	EUR		783	870,745
Term Loan B-1 (f)	—	10/16/2026			1,298	1,309,615
Term Loan B-2 (f)	—	10/16/2026			170	172,113
Parques Reunidos (Spain), Term Loan B-1 (6 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR		1,305	1,444,064
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (e)	0.00%	06/21/2026	EUR	63	$ 69,547
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	348	386,780
					31,605,993
Lodging & Casinos–5.26%
Aimbridge Acquisition Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.46%	02/01/2026			$ 1,207	1,216,080
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.95%	06/16/2025			189	183,427
Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.95%	06/16/2025			782	758,104
B&B Hotels SAS (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/10/2027	EUR		449	501,252
Term Loan B-1A (3 mo. EURIBOR + 4.75%)	4.75%	07/10/2026	EUR		986	1,099,325
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	3.85%	09/15/2023			3,579	3,593,654
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	10/06/2024			2,042	2,047,353
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	12/23/2024			10,676	10,611,671
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	04/18/2024			1,710	1,715,030
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	09/18/2026			595	597,000
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	3.70%	11/30/2023			494	496,650
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.46%	06/22/2026			1,884	1,895,119
Markermeer Finance B.V. (Netherlands), Term Loan B-3 (f)	—	12/22/2024	EUR		670	739,432
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	05/29/2026			1,409	1,419,341
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.60%	07/10/2025			7,572	7,613,182
Station Casinos, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	06/08/2023			3,410	3,422,405
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (f)	—	08/13/2024	EUR		1,987	2,204,527
Twin River Management Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	05/10/2026			1,201	1,200,698
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.72%	12/20/2024			2,377	2,387,439
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	05/30/2025			114	115,123
						43,816,812
Nonferrous Metals & Minerals–0.95%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	03/21/2025			1,363	1,368,052
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.04%	06/01/2025			2,931	2,085,135
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.36%	01/28/2022			2,561	2,400,785
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.61%	01/30/2023			15	14,176
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.75%	05/01/2025			995	853,178
US Salt, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(d)	6.45%	01/16/2026			1,216	1,220,226
						7,941,552
Oil & Gas–6.50%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	06/24/2024			1,258	1,078,358
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.66%	09/30/2024			8,118	8,123,725
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.72%	05/21/2025			1,724	1,396,316
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.08%	12/31/2021			2,083	1,239,229
Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	12/31/2022			2,433	2,065,748
Centurion Pipeline Co., LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025			850	847,603
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.27%	03/06/2023			2,845	2,709,954
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	10/29/2025			1,860	1,320,939
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.18%	04/11/2022	$ 4,052	$ 3,300,704
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.18%	04/11/2023	4,200	2,275,237
Glass Mountain Pipeline Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.21%	12/23/2024	1,167	1,088,295
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.16%	08/25/2023	1,499	1,142,603
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.03%	07/02/2023	1,644	1,294,815
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	02/17/2025	1,263	1,095,752
McDermott Technology (Americas), Inc.
Term Loan (e)	5.08%	10/21/2021	4,681	4,734,566
Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/09/2025	5,348	2,625,548
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025	549	550,338
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	12/13/2024	2,136	1,973,006
Oryx Midstream Services LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	05/22/2026	2,735	2,596,914
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(d)	11.61%	07/31/2022	1,967	1,790,367
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $8,352)(d)(h)(i)	0.00%	07/16/2021	8	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.60%	03/19/2021	3,786	3,585,650
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.86%	03/11/2026	1,905	1,833,142
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.11%	02/21/2021	10,871	4,433,104
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)(h)	10.00%	12/30/2019	259	250,948
PIK Term Loan, 10.75% PIK Rate, 10.00% Cash Rate (g)(h)	10.75%	08/04/2021	673	419,578
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)(d)	8.26%	03/30/2023	470	427,948
				54,200,387
Publishing–1.67%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	04/11/2025		782	782,305
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.96%	06/07/2023		4,958	4,554,144
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	08/15/2026		5,220	5,242,180
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.76%	10/04/2023		71	71,142
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	10/17/2026		1,646	1,654,764
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.95%	12/31/2022		2,541	1,588,144
					13,892,679
Radio & Television–1.94%
Diamond Sports Holdings, LLC., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	08/24/2026		1,508	1,506,752
Gray Television, Inc., Term Loan C (1 mo. USD LIBOR + 2.50%)	4.28%	01/02/2026		3,529	3,546,307
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.78%	05/01/2026		1,781	1,794,466
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.03%	01/17/2024		235	235,331
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	01/17/2024		1,181	1,184,322
Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.46%	09/18/2026		6,237	6,271,231
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	3.96%	01/03/2024		513	515,555
Term Loan B-2B (1 mo. USD LIBOR + 2.50%)	4.27%	09/30/2026		1,089	1,092,419
					16,146,383
Rail Industries–0.32%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.91%	11/06/2026		2,676	2,662,390
Retailers (except Food & Drug)–1.25%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	09/25/2024		4,457	4,389,805
CDW LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	08/30/2024		511	516,364
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Claire’s Stores, Inc., First Lien Term Loan (6 mo. USD LIBOR + 7.25%)(d)	9.94%	10/12/2038		$ 62	$ 110,985
Fullbeauty Brands Holdings Corp.
PIK Term Loan B-2, 11.94% PIK Rate (g)	11.94%	02/07/2022		31	19,580
Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 02/07/2019; Cost $485,427)(d)	12.10%	02/07/2022		484	423,685
Payless, Inc.
Term Loan A-1 (d)(i)	0.00%	02/10/2022		768	595,184
Term Loan A-2 (i)	0.00%	08/10/2022		1,442	216,233
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.18%	01/26/2023		5,172	4,116,457
					10,388,293
Surface Transport–1.26%
Commercial Barge Line Co., First Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.68%	11/12/2020			3,455	1,782,915
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022			797	780,547
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022			4,080	3,993,499
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	10/12/2024			16	15,119
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)(d)	5.95%	06/26/2021			1,673	1,464,043
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.26%	02/24/2025			1,497	1,505,487
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 7.25%) (Acquired 03/24/2017; Cost $957,164)	8.01%	03/29/2024	GBP		778	981,169
						10,522,779
Telecommunications–9.93%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	01/31/2025			7,023	7,031,302
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.77%	05/01/2024			6,544	5,513,564
Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	05/01/2024			108	90,824
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.71%	10/05/2023			5,231	4,855,776
Eircom Finco S.a.r.l. (Ireland), Term Loan (1 mo. EURIBOR + 3.25%)	3.25%	05/15/2026	EUR		1,008	1,115,228
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.46%	06/15/2024			381	380,186
GCI Holdings, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	02/02/2022			1,031	1,021,683
Inmarsat Finance plc (United Kingdom), Term Loan B (f)	—	11/15/2026			2,167	2,160,170
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.63%	01/02/2024			2,347	2,349,440
Iridium Satellite LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/16/2026			1,945	1,966,936
Level 3 Financing, Inc., Term Loan B (f)	—	03/01/2027			6,574	6,580,913
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) (Acquired 08/08/2018-07/30/2019; Cost $1,216,969)	4.20%	12/10/2025			480	484,120
MLN US Holdco LLC
First Term Loan B (1 mo. USD LIBOR + 4.50%)	6.28%	11/30/2025			2,620	2,320,780
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.53%	11/30/2026			1,750	1,278,961
MM Holdphone (Spain), Term Loan B-1 (f)	—	05/07/2026	EUR		464	512,418
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	04/25/2025	EUR		1,068	1,181,190
Salt Mobile S.A., Term Loan B (f)	—	09/10/2026	EUR		401	445,803
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/11/2025			5,974	5,981,845
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.75%	02/02/2024			2,339	2,331,318
Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	02/02/2024			12,316	12,208,269
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.85%	03/09/2023			2,102	1,870,610
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.61%	11/17/2023			8,369	8,388,637
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/02/2023			3,023	2,878,971
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Windstream Services, LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)(h)	4.21%	02/26/2021	$ 2,131	$ 2,134,943
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(h)	9.75%	03/29/2021	5,269	5,024,106
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(h)	9.00%	02/17/2024	2,358	2,223,520
Zayo Group, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.70%	01/19/2021	415	416,267
				82,747,780
Utilities–6.87%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	3.66%	05/24/2022		57	56,864
AI Alpine AT BidCo GmbH, Term Loan B (1 mo. USD LIBOR + 2.75%)(d)	4.61%	10/25/2025		577	559,358
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	05/27/2022		659	658,078
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	01/15/2025		4,127	4,142,771
Calpine Corp.
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	4.20%	08/12/2026		3,101	3,114,364
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.61%	01/15/2024		3,038	3,050,053
Term Loan B-9 (3 mo. USD LIBOR + 2.75%)	4.86%	04/05/2026		7,085	7,118,603
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/02/2023		4,415	4,424,067
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	12/17/2021		446	447,150
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.36%	12/19/2022		506	505,095
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/31/2026		5,534	5,464,456
Heritage Power, LLC, Term Loan B (3 mo. USD LIBOR + 6.00%)(d)	8.21%	07/01/2026		2,940	2,855,134
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/28/2025		88	89,410
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024		3,550	3,201,871
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024		200	180,591
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	05/16/2024		2,492	2,439,579
Pacific Gas and Electric Co.
Delayed Draw Term Loan (d)(e)	0.00%	01/29/2020		1,016	1,020,912
DIP Term Loan (1 mo. USD LIBOR + 2.25%)(d)	4.02%	12/31/2020		3,047	3,062,738
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.35%	03/06/2025		1,806	1,581,073
Revere Power, LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.36%	03/27/2026		1,198	1,176,629
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.36%	03/27/2026		124	122,240
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.21%	12/02/2021		308	284,587
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.95%	12/08/2023		2,159	2,137,619
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	3.46%	12/31/2025		9,493	9,533,510
					57,226,752
Total Variable Rate Senior Loan Interests (Cost $981,183,613)					940,971,576
U.S. Dollar Denominated Bonds & Notes–9.15%
Aerospace & Defense–1.11%
TransDigm, Inc.(j)	6.25%	03/15/2026		8,589	9,238,535
Air Transport–0.25%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		2,117	2,106,195
Automotive–0.33%
Allison Transmission, Inc.(j)	5.88%	06/01/2029		841	909,182
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026		1,015	1,032,892
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada)(j)	6.25%	05/15/2026		785	834,557
					2,776,631
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–0.18%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028		$ 1,174	$ 1,178,403
Beacon Roofing Supply, Inc.(j)	4.50%	11/15/2026		301	304,386
					1,482,789
Business Equipment & Services–0.08%
Dun & Bradstreet Corp. (The)(j)	6.88%	08/15/2026		366	399,626
Prime Security Services Borrower, LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026		203	212,418
					612,044
Cable & Satellite Television–2.22%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		490	502,245
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		4,930	5,256,489
Altice France S.A. (France)(j)	5.50%	01/15/2028		888	899,122
Altice France S.A. (France)(j)	7.37%	05/01/2026		2,104	2,251,333
CSC Holdings, LLC(j)	5.75%	01/15/2030		309	326,381
CSC Holdings, LLC(j)	5.50%	05/15/2026		6,796	7,195,146
Numericable-SFR S.A. (France)(j)	8.12%	02/01/2027		1,225	1,359,781
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026		656	691,130
					18,481,627
Containers & Glass Products–0.72%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(j)	4.25%	09/15/2022		657	666,851
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026		1,856	1,887,318
Berry Global, Inc.(j)	4.87%	07/15/2026		1,321	1,384,572
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020		437	438,138
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(j)(k)	5.50%	07/15/2021		1,157	1,162,496
Trivium Packaging Finance B.V. (Netherlands)(j)	5.50%	08/15/2026		403	423,911
					5,963,286
Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027		176	183,009
Electronics & Electrical–2.20%
CommScope, Inc.(j)	8.25%	03/01/2027		1,220	1,229,120
CommScope, Inc.(j)	6.00%	03/01/2026		3,990	4,187,010
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023		858	930,751
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026		4,653	5,063,652
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029		5,817	6,444,466
Riverbed Technology, Inc.(j)	8.87%	03/01/2023		1,037	477,020
					18,332,019
Food Service–0.08%
eG Global Finance PLC (Netherlands)(j)	6.75%	02/07/2025		697	690,030
Industrial Equipment–0.65%
F-Brasile S.p.A./F-Brasile US LLC Series XR (Italy)(j)	7.38%	08/15/2026		5,122	5,429,320
Lodging & Casinos–0.26%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		740	765,900
ESH Hospitality, Inc.(j)	4.62%	10/01/2027		1,318	1,327,651
VICI Properties 1 LLC	8.00%	10/15/2023		73	79,588
					2,173,139
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–0.24%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022		$ 1,889	$ 1,993,526
Oil & Gas–0.01%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023		71	57,332
Radio & Television–0.65%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026		1,502	1,527,345
iHeartCommunications, Inc.	6.37%	05/01/2026		978	1,058,207
iHeartCommunications, Inc.	8.37%	05/01/2027		1,754	1,916,285
Nexstar Broadcasting, Inc.(j)	5.63%	07/15/2027		862	910,016
					5,411,853
Telecommunications–0.11%
Goodman Networks, Inc.	8.00%	05/11/2022		1,674	933,028
Windstream Services, LLC/Windstream Finance Corp.(h)(j)	9.00%	06/30/2025		16	6,127
					939,155
Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026		328	343,564
Total U.S. Dollar Denominated Bonds & Notes (Cost $75,027,016)					76,214,054
			Shares
Common Stocks & Other Equity Interests–4.14%(l)
Aerospace & Defense–0.51%
IAP Worldwide Services, Inc.(d)(m)				320	4,261,834
Automotive–0.04%
ThermaSys Corp.(m)				881,784	154,312
Transtar Holding Co., Class A(m)				2,509,496	175,665
					329,977
Building & Development–0.05%
Five Point Holdings LLC, Class A(m)				54,770	385,033
Lake at Las Vegas Joint Venture, LLC, Class A(d)(m)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B(d)(m)				9	0
					385,033
Business Equipment & Services–0.06%
Checkout Holding Corp.(m)				7,731	31,569
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(m)				5,085	256,770
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(m)				659	371
NexTier Oilfield Solutions, Inc.(m)				42,011	201,233
					489,943
Conglomerates–0.04%
Euramax International, Inc. (Acquired 07/09/2009; Cost $4543100)(d)(m)				4,207	357,603
Drugs–0.01%
Envigo RMS Holding Corp. (Acquired 04/29/2014; Cost $0)(d)(m)				14,480	82,826
Financial Intermediaries–0.02%
RJO Holdings Corp.(d)(m)				1,481	112,004
RJO Holdings Corp., Class A(d)(m)				1,142	86,356
RJO Holdings Corp., Class B(d)(m)				1,667	17
					198,377
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Health Care–0.00%
Millennium International, Ltd.	134,992	$ 15,592
Lodging & Casinos–0.74%
Caesars Entertainment Corp.(m)	29,845	389,179
Twin River Worldwide Holdings, Inc.	237,821	5,779,050
		6,168,229
Oil & Gas–0.70%
AF Global, Inc.(m)	441	24,035
Fieldwood Energy LLC(m)	25,806	606,441
Fieldwood Energy LLC(m)	6,967	163,724
HGIM Corp.(m)	3,232	24,240
HGIM Corp., Wts. expiring 07/02/2043(m)	14,442	108,315
Pacific Drilling S.A.(m)	97,940	279,129
Paragon Offshore Finance Co., Class A (Cayman Islands)(h)(m)	2,308	681
Paragon Offshore Finance Co., Class B (Cayman Islands)(h)(m)	1,154	23,176
Samson Investment Co., Class A(m)	132,022	2,904,484
Transocean Ltd.(m)	208,610	1,038,878
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	87,471	2,624
Tribune Resources, Inc.(m)	337,847	692,586
		5,868,313
Publishing–0.91%
Affiliated Media, Inc., Class B (Acquired 08/29/2006; Cost $3069828)(d)(m)	46,746	934,913
Clear Channel Outdoor Holdings, Inc.(m)	406,709	1,008,638
Cygnus Business Media, Inc.(d)(m)(n)	5,882	0
F&W Publications, Inc.(d)(m)	15,519	0
MC Communications, LLC(d)(m)	333,084	0
Merrill Communications LLC, Class A(m)	399,283	5,589,962
Tribune Publishing Co.	4,118	51,557
		7,585,070
Radio & Television–0.42%
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	202,083	2,989,212
iHeartMedia, Inc., Class A(m)	32,189	495,388
iHeartMedia, Inc., Class B(m)	42	604
		3,485,204
Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc.(m)	682,390	253,500
Fullbeauty Brands Holdings Corp. (Acquired 02/07/2019; Cost $1,033,156)(d)(m)	3,944	303,688
Payless, Inc.(d)(m)	73,380	36,690
Toys ’R’ Us-Delaware, Inc. (Acquired 01/20/2019; Cost $309)(d)(m)	15	68,965
Toys ’R’ Us-Delaware, Inc. TL USD(m)	14	402
		663,245
Telecommunications–0.00%
Goodman Networks, Inc.(d)(m)	105,288	0
IDW Media Holdings, Inc.(m)	1,270	10,160
		10,160
Utilities–0.56%
Vistra Energy Corp.	157,972	4,190,997
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	377,472	407,104
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares		Value
Utilities–(continued)
Vistra Operations Co. LLC(m)				556,678	$ 30,617
					4,628,718
Total Common Stocks & Other Equity Interests (Cost $53,976,004)					34,530,124
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.32%
Automotive–0.13%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	1,108,686
Building & Development–0.01%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.12%	11/15/2022	EUR	100	102,708
Cable & Satellite Television–0.16%
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	940	1,035,283
Altice Luxembourg S.A. (Luxembourg)(j)	8.00%	05/15/2027	EUR	267	326,965
					1,362,248
Financial Intermediaries–0.37%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	197,663
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	480	549,437
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	619	594,764
Newday Bondco Plc (United Kingdom)(j)	7.37%	02/01/2024	GBP	572	726,864
Newday Bondco Plc (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.32%	02/01/2023	GBP	795	999,898
					3,068,626
Food Service–0.02%
eG Global Finance PLC (Netherlands)(j)	4.37%	02/07/2025	EUR	128	140,149
Health Care–0.14%
IDH Finance Plc (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.79%	08/15/2022	GBP	1,000	1,184,501
Home Furnishings–0.32%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	2,156	2,652,422
Lodging & Casinos–0.17%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.16%	07/15/2025	GBP	1,071	1,386,855
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,421,317)					11,006,195
Asset-Backed Securities–0.71%
Structured Products–0.71%
Avoca CLO XVII Series 17A, Class ER (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	10/15/2032	EUR	463	505,079
Clontarf Park CLO Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	174	179,452
Diamond CLO Ltd. Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(j)(k)	5.54%	04/25/2029		$ 1,733	1,730,603
FS KKR Capital Corp. Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(j)(k)	4.50%	07/15/2030		1,855	1,837,105
NewStar Berkeley Fund CLO LLC Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(j)(k)	6.69%	10/25/2028		1,489	1,489,008
OCP Euro CLO Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	201	208,715
Total Asset-Backed Securities (Cost $5,991,447)					5,949,962
			Shares
Preferred Stocks–0.04%(l)
Automotive–0.01%
ThermaSys Corp., Series A				187,840	108,008
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Financial Intermediaries–0.02%
RJO Holdings Corp., Series A-2(d)	324	$ 129,780
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A (Acquired 06/04/2019-06/21/2019; Cost $61,875)(d)	111	19,425
Vivarte, Class A (France)(d)	7,780	0
Vivarte, Class A Preference Shares (France)(d)	259	0
Vivarte, Class B Preference Shares (France)(d)	259	0
		19,425
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(d)	125,268	0
Utilities–0.01%
Genie Energy Ltd., Pfd.	7,632	67,696
Total Preferred Stocks (Cost $424,749)		324,909

Money Market Funds–1.87%
Invesco Government & Agency Portfolio,Institutional Class, 1.53%(o)	5,971,164	5,971,164
Invesco Liquid Assets Portfolio,Institutional Class, 1.72%(o)	2,780,300	2,781,412
Invesco Treasury Portfolio,Institutional Class, 1.52%(o)	6,824,187	6,824,187
Total Money Market Funds (Cost $15,576,763)		15,576,763
TOTAL INVESTMENTS IN SECURITIES(p)–130.14% (Cost $1,143,600,909)		1,084,573,583
BORROWINGS–(27.39)%		(228,250,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(14.95)%		(124,624,243)
OTHER ASSETS LESS LIABILITIES–12.20%		101,700,418
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$833,399,758
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(f)	This variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $811,417, which represented less than 1% of the Trust’s Net Assets.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $86,638,770, which represented 10.40% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of November 30, 2019 represented less than 1% of the Trust’s Net Assets.

	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 11/30/19	Dividend Income
Cygnus Business Media, Inc., Common Shares	$0	$-	$-	$-	$-	$0	$-

(o)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/16/2019	Barclays Bank PLC	EUR	12,987,401	USD	14,401,036	$78,059
12/16/2019	Barclays Bank PLC	USD	3,462,837	GBP	2,696,829	26,703
12/16/2019	Canadian Imperial Bank of Commerce	USD	3,560,344	GBP	2,771,858	26,279
12/16/2019	Citibank, N.A.	EUR	10,997,190	USD	12,190,463	62,362
12/16/2019	Citibank, N.A.	USD	13,968,801	EUR	12,671,977	6,315
12/16/2019	Citibank, N.A.	USD	3,559,765	GBP	2,771,858	26,858
01/15/2020	Citibank, N.A.	EUR	362,748	USD	402,811	1,829
12/16/2019	J.P. Morgan Chase Bank, N.A.	CHF	488,488	USD	491,542	2,397
12/16/2019	J.P. Morgan Chase Bank, N.A.	EUR	12,810,413	USD	14,200,676	72,888
12/16/2019	J.P. Morgan Chase Bank, N.A.	USD	13,935,373	EUR	12,671,977	39,743
12/16/2019	Royal Bank of Canada	EUR	10,997,211	USD	12,169,161	41,039
12/16/2019	Royal Bank of Canada	USD	13,960,971	EUR	12,671,977	14,145
01/15/2020	Royal Bank of Canada	CHF	489,417	USD	496,937	5,539
01/15/2020	Royal Bank of Canada	EUR	1,304,375	USD	1,443,098	1,240
12/16/2019	State Street Bank & Trust Co.	EUR	4,875,729	USD	5,412,269	35,138
01/15/2020	State Street Bank & Trust Co.	EUR	2,342,896	USD	2,603,064	13,225
01/15/2020	Toronto Dominion Bank	EUR	12,679,157	USD	14,019,902	4,350
Subtotal—Appreciation						458,109
Currency Risk
12/16/2019	Bank of America Merrill Lynch	GBP	2,682,701	USD	3,422,456	(48,803)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/16/2019	Barclays Bank PLC	GBP	54,145	USD	69,097	$(964)
01/15/2020	Barclays Bank PLC	GBP	2,771,044	USD	3,562,732	(27,397)
01/15/2020	Canadian Imperial Bank of Commerce	GBP	2,771,055	USD	3,563,913	(26,229)
01/15/2020	Citibank, N.A.	EUR	12,679,123	USD	14,011,067	(4,447)
01/15/2020	Citibank, N.A.	GBP	2,771,055	USD	3,563,337	(26,805)
12/16/2019	Deutsche Bank AG	GBP	140,001	USD	180,171	(982)
12/16/2019	J.P. Morgan Chase Bank, N.A.	GBP	2,681,849	USD	3,419,011	(51,145)
01/15/2020	J.P. Morgan Chase Bank, N.A.	EUR	12,679,123	USD	13,977,021	(38,493)
12/16/2019	Royal Bank of Canada	GBP	2,681,849	USD	3,420,350	(49,807)
12/16/2019	Royal Bank of Canada	USD	494,592	CHF	488,488	(5,448)
12/16/2019	Royal Bank of Canada	USD	2,218,642	EUR	1,980,000	(35,026)
01/15/2020	Royal Bank of Canada	EUR	12,679,123	USD	14,002,684	(12,831)
12/16/2019	Toronto Dominion Bank	USD	13,977,609	EUR	12,672,012	(2,455)
Subtotal—Depreciation						(330,832)
Total Forward Foreign Currency Contracts						$127,277

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.
During the nine months ended November 30, 2019, there were transfers from Level 2 to Level 3 of $17,995,028 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $14,998,888, due to third-party vendor quotations utilizing more than one market quote.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$838,984,364	$101,987,212	$940,971,576
U.S. Dollar Denominated Bonds & Notes	—	76,214,054	—	76,214,054
Common Stocks & Other Equity Interests	13,829,242	14,455,986	6,244,896	34,530,124
Non-U.S. Dollar Denominated Bonds & Notes	—	11,006,195	—	11,006,195
Asset-Backed Securities	—	5,949,962	—	5,949,962
Preferred Stocks	67,696	108,008	149,205	324,909
Money Market Funds	15,576,763	—	—	15,576,763
Investments Matured	—	448,178	538,288	986,466
Total Investments in Securities	29,473,701	947,166,747	108,919,601	1,085,560,049
Other Investments - Assets*
Forward Foreign Currency Contracts	—	458,109	—	458,109
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(330,832)	—	(330,832)
Total Other Investments	—	127,277	—	127,277
Total Investments	$29,473,701	$947,294,024	$108,919,601	$1,085,687,326

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Senior Income Trust

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2019:
	Value 02/28/2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/2019
Variable Rate Senior Loan Interests	$65,361,351	$64,005,920	$(28,748,258)	$177,225	$227,868	$(1,679,831)	$16,982,440	$(14,339,503)	$101,987,212
Common Stocks & Other Equity Interests	5,869,027	1,393,304	(61,406)	—	32,545	(1,408,799)	971,602	(551,377)	6,244,896
Preferred Stocks	248,407	—	—	—	—	(10,619)	19,425	(108,008)	149,205
Investments Matured	421,512	—	(85,622)	—	—	180,837	21,561	—	538,288
Total	$71,900,297	$65,399,224	$(28,895,286)	$177,225	$260,413	$(2,918,412)	$17,995,028	$(14,998,888)	$108,919,601
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Senior Income Trust